Index

TRILLIUM VARIABLE ANNUITY ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

Trillium Variable Annuity
Account of Empower
Annuity Insurance
Company of America

Financial Statements as of and for the Year Ended
December 31, 2022 and Report of Independent
Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Trillium Variable Annuity Account and Those Charged with Governance of
Empower Annuity Insurance Company of America:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Trillium Variable Annuity Account (the Separate Account) as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the two-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the three-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 3, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

    /s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America separate accounts since 2021.

Birmingham, Alabama
April 20, 2023

Appendix A

The subaccounts that comprise Trillium Variable Annuity Account were audited according to varying periods as defined in the table below:

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Columbia Variable Portfolio - Mid Cap Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio - Select Large Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio - Select Small Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio - Seligman Global Technology Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Bond Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Government Money Market Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower International Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

TRILLIUM VARIABLE ANNUITY ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Columbia Variable Portfolio - Mid Cap Growth Fund	Columbia Variable Portfolio - Select Large Cap Value Fund	Columbia Variable Portfolio - Select Small Cap Value Fund	Columbia Variable Portfolio - Seligman Global Technology Fund	Empower Bond Index Fund	Empower Government Money Market Fund	Empower International Growth Fund

ASSETS:
Investments at fair value (1)	$1,750,872	$1,840,371	$759,855	$31,665,516	$311,751	$3,157,606	$178,023
Due from the fund manager	68	71	29	1,245	12	121	7
Receivable dividends and other	-	-	-	-	-	625	-
Total assets	1,750,939	1,840,442	759,884	31,666,762	311,763	3,158,352	178,029

LIABILITIES:
Due to Contract owners	68	71	29	1,245	12	121	7
Total liabilities	68	71	29	1,245	12	121	7

NET ASSETS	$1,750,872	$1,840,371	$759,855	$31,665,516	$311,751	$3,158,231	$178,023

Fair value per share (NAV)	$36.25	$36.73	$30.51	$20.66	$12.39	$1.00	$10.94
Shares outstanding in the Separate Account	48,300	50,105	24,905	1,532,697	25,162	3,157,606	16,273

(1) Investments in mutual fund shares, at cost	$1,043,126	$950,616	$424,352	$34,660,633	$361,026	$3,157,606	$204,936

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

See accompanying notes to financial statements.

TRILLIUM VARIABLE ANNUITY ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Columbia Variable Portfolio - Mid Cap Growth Fund	Columbia Variable Portfolio - Select Large Cap Value Fund	Columbia Variable Portfolio - Select Small Cap Value Fund	Columbia Variable Portfolio - Seligman Global Technology Fund	Empower Bond Index Fund	Empower Government Money Market Fund	Empower International Growth Fund

INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	$4,026	$42,775	$-

EXPENSES:
Mortality and expense risk	28,312	29,491	11,220	536,837	4,862	59,698	3,366

NET INVESTMENT INCOME (LOSS)	(28,312)	(29,491)	(11,220)	(536,837)	(836)	(16,923)	(3,366)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	179,812	304,235	37,131	1,594,282	(4,233)	-	(10,903)
Capital gain distributions	-	-	-	8,851,786	300	-	2,976

Net realized gain (loss) on investments	179,812	304,235	37,131	10,446,068	(3,933)	-	(7,927)

Change in net unrealized appreciation (depreciation) on investments	(1,044,661)	(355,266)	(171,331)	(26,461,658)	(54,025)	-	(99,118)

Net realized and unrealized gain (loss) on investments	(864,849)	(51,030)	(134,200)	(16,015,590)	(57,958)	-	(107,046)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(893,161)	$(80,522)	$(145,420)	$(16,552,427)	$(58,794)	$(16,922)	$(110,411)

Note: Totals may not appear to foot/crossfoot due to rounding.

See accompanying notes to financial statements.

TRILLIUM VARIABLE ANNUITY ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Columbia Variable Portfolio - Mid Cap Growth Fund	Columbia Variable Portfolio - Select Large Cap Value Fund	Columbia Variable Portfolio - Select Small Cap Value Fund	Columbia Variable Portfolio - Seligman Global Technology Fund	Empower Bond Index Fund	Empower Government Money Market Fund	Empower International Growth Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(28,312)	$(29,491)	$(11,220)	$(536,837)	$(836)	$(16,923)	$(3,366)
Net realized gain (loss) on investments	179,812	304,235	37,131	10,446,068	(3,933)	-	(7,927)
Change in net unrealized appreciation (depreciation) on investments	(1,044,661)	(355,266)	(171,331)	(26,461,658)	(54,025)	-	(99,118)

Net increase (decrease) in net assets resulting from operations	(893,161)	(80,522)	(145,420)	(16,552,427)	(58,794)	(16,922)	(110,411)

CONTRACT TRANSACTIONS:
Proceeds from units sold	120	-	-	1,920	-	3,360	-
Contract maintenance charges	(480)	(626)	(300)	(2,119)	(139)	(1,043)	(26)
Transfers for Contract benefits and terminations	(42,611)	(9,406)	(29,011)	(297,070)	-	(47,678)	-
Net transfers (to) from the Company and/or Subaccounts	(253,080)	(314,599)	3,199	(4,675,433)	(21,945)	(122,950)	(50,803)

Increase (decrease) in net assets resulting from Contract transactions	(296,051)	(324,631)	(26,111)	(4,972,702)	(22,084)	(168,311)	(50,829)

Total increase (decrease) in net assets	(1,189,212)	(405,153)	(171,531)	(21,525,130)	(80,878)	(185,233)	(161,240)

NET ASSETS:
Beginning of period	2,940,083	2,245,524	931,386	53,190,646	392,629	3,343,465	339,263

End of period	$1,750,872	$1,840,371	$759,855	$31,665,516	$311,751	$3,158,231	$178,023

CHANGES IN UNITS OUTSTANDING:
Units issued	182	6,306	1,474	271	-	249,265	-
Units redeemed	(1,981)	(17,964)	(2,569)	(30,764)	(2,252)	(269,453)	(3,446)

Net increase (decrease)	(1,799)	(11,658)	(1,095)	(30,493)	(2,252)	(20,188)	(3,446)

Note: Totals may not appear to foot/crossfoot due to rounding.

See accompanying notes to financial statements.

TRILLIUM VARIABLE ANNUITY ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Columbia Variable Portfolio - Mid Cap Growth Fund	Columbia Variable Portfolio - Select Large Cap Value Fund	Columbia Variable Portfolio - Select Small Cap Value Fund	Columbia Variable Portfolio - Seligman Global Technology Fund	Empower Bond Index Fund	Empower Government Money Market Fund	Empower International Growth Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(40,960)	$(31,321)	$(12,849)	$(512,656)	$(2,470)	$(51,572)	$(4,372)
Net realized gain (loss) on investments	224,162	193,619	51,316	10,005,704	4,110	-	29,615
Change in net unrealized appreciation (depreciation) on investments	214,132	319,007	185,107	6,243,837	(17,660)	-	(9,761)

Net increase (decrease) in net assets resulting from operations	397,334	481,305	223,574	15,736,885	(16,020)	(51,572)	15,482

CONTRACT TRANSACTIONS:
Proceeds from units sold	120	-	-	6,930	-	360	-
Contract maintenance charges	(567)	(618)	(334)	(2,170)	(170)	(1,138)	(30)
Transfers for Contract benefits and terminations	(117,967)	(22,144)	(997)	(1,590,996)	-	(185,498)	(21,683)
Net transfers (to) from the Company and/or Subaccounts	(141,822)	(277,765)	(81,175)	(9,532,258)	(32,382)	(317,121)	(507)

Increase (decrease) in net assets resulting from Contract transactions	(260,236)	(300,527)	(82,506)	(11,118,494)	(32,552)	(503,397)	(22,220)

Total increase (decrease) in net assets	137,098	180,778	141,068	4,618,391	(48,572)	(554,969)	(6,738)

NET ASSETS:
Beginning of period	2,802,985	2,064,746	790,318	48,572,255	441,201	3,898,434	346,001

End of period	$2,940,083	$2,245,524	$931,386	$53,190,646	$392,629	$3,343,465	$339,263

CHANGES IN UNITS OUTSTANDING:
Units issued	361	1,050	145	1,162	-	43,657	-
Units redeemed	(1,722)	(12,083)	(3,619)	(67,495)	(2,732)	(99,960)	(970)

Net increase (decrease)	(1,361)	(11,033)	(3,474)	(66,333)	(2,732)	(56,303)	(970)

Note: Totals may not appear to foot/crossfoot due to rounding.

See accompanying notes to financial statements.

TRILLIUM VARIABLE ANNUITY ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2022

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The Trillium Variable Annuity Account (the Separate Account), a separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. It was established to receive and invest premium payments under variable annuity contracts that are no longer being sold. The Separate Account consists of numerous investment divisions (Subaccounts), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund. There are currently no participants receiving an annuity payout.

Under applicable insurance law, the assets and liabilities of each of the Subaccounts of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the reserves and other contract liabilities with respect to the Separate Account is not chargeable with liabilities arising out of any other business the Company may conduct. Net premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity Contract Transactions in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay contract values under the Contracts. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities.

The preparation of financial statements and financial highlights of each of the Subaccounts in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946).

The following is the variable annuity product funded by the Separate Account:

Trillium

For the years ended December 31, 2022 and 2021, the Separate Account was invested in up to 7 Subaccounts, as follows:

Columbia Variable Portfolio - Mid Cap Growth Fund
Columbia Variable Portfolio - Select Large Cap Value Fund
Columbia Variable Portfolio - Select Small Cap Value Fund
Columbia Variable Portfolio - Seligman Global Technology Fund
Empower Bond Index Fund(a)
Empower Government Money Market Fund(a)
Empower International Growth Fund(a)

(a) See Subaccount Changes table below

Certain subaccounts that had no investments balances as of December 31, 2022 or that did not have activity during the year ended December 31, 2022 are not presented on the Statements of Assets and Liabilities as of December 31, 2022 or Statements of Operations for the year ended December 31, 2022, respectively.

Subaccount Changes:

(a)	During 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Great-West Bond Index Fund	Empower Bond Index Fund	August 1, 2022
Great-West Government Money Market Fund	Empower Government Money Market Fund	August 1, 2022
Great-West International Growth Fund	Empower International Growth Fund	August 1, 2022

The following is a summary of the significant accounting contracts of the Separate Account.

Security Valuation

Mutual fund investments held by the Subaccounts are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2022, the only investments of each of the Subaccounts of the Separate Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Separate Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Separate Account. To the extent the Separate Account invests more of its assets in one underlying fund than another, the Separate Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Subaccount for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the contracts owners and the fund manager include trading activity initiated at the contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable Dividends and Other

Receivable dividends and other include dividends declared by the fund managers that have not yet been reinvested in accordance with Subaccounts’ designated reinvestment dates.

Federal Income Taxes

The operations of each of the Subaccounts of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Subaccounts of the Separate Account. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of the federal income tax contract in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from units sold from contract owners by the Company are credited as accumulation units and are reported as Contract Transactions on the Statements of Changes in Net Assets of the applicable Subaccounts.

Net Transfers (to) from the Company and Subaccounts

Net transfers include transfers between Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales
Columbia Variable Portfolio - Mid Cap Growth Fund	$25,233	$349,587
Columbia Variable Portfolio - Select Large Cap Value Fund	187,581	541,837
Columbia Variable Portfolio - Select Small Cap Value Fund	34,512	71,892
Columbia Variable Portfolio - Seligman Global Technology Fund	8,890,232	5,550,672
Empower Bond Index Fund	4,325	26,979
Empower Government Money Market Fund	2,258,495	2,444,661
Empower International Growth Fund	2,976	54,218

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts an annual maintenance charge of $30, which is made directly to contract owner accounts through the redemption of units, for each contract. The maintenance charge, which is recorded as Contract maintenance charges in the accompanying Statements of Changes in Net Assets of the applicable Subaccounts, is waived on certain contracts.

Deductions for Premium Taxes

The Company deducts from each contribution any applicable state premium tax, which currently range from 0% to 3.5%. This charge is netted with Proceeds from units sold on the Statements of Changes in Net Assets of the applicable Subaccounts.

Charges Incurred for Surrenders

The Company may deduct from each participant’s account a maximum fee of 6% of an amount withdrawn that is deemed to be premium. This charge is recorded as Transfers for Contract benefits and terminations on the Statements of Changes in Net Assets of the applicable Subaccounts.

Transfer Fees

The Company deducts from each participant’s account a fee of $25 for each transfer between Subaccounts in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for Contract benefits and terminations on the Statements of Changes in Net Assets of the applicable Subaccounts.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Separate Account and it deducts a daily charge equal to an effective annual rate of 1.25% of the unit value of each Subaccount. This charge is assessed through a reduction of unit values and recognized as Mortality and Expense Risk in the Statements of Operations. In addition, an effective annual rate of 0.15% of each Subaccount is deducted as daily administration fees. This charge is assessed through the reduction of unit values and recognized as Contract maintenance charges in the Statements of Changes of in Net Assets of the applicable Subaccount.

Related Party Transactions

Empower Funds, Inc., funds of which are underlying certain Subaccounts, is a registered investment company affiliated with the Company. Empower Capital Management, LLC (ECM), a wholly owned subsidiary of the Company, serves as investment adviser to Empower Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Empower Funds, Inc. to compensate ECM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Subaccount, the accumulation units outstanding, net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statements of Assets and Liabilities due to rounding.

The Expense Ratio represents the annualized contract expenses of the respective Subaccounts of the Separate Account, consisting of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. When a new Subaccount is added to the Separate Account, the calculation of the total return begins on the day it has investment activity during the period. Unit values and returns for bands or Subaccounts that had no operations activity during the reporting period are not shown.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio	Expense Ratio	Total Return

Columbia Variable Portfolio - Mid Cap Growth Fund
2022	12	$141.39	$1,751	0.00%	1.40%	(31.79)%
2021	14	207.30	2,940	0.00%	1.40%	14.95%
2020	16	180.34	2,803	0.00%	1.40%	33.54%
2019	18	135.04	2,428	0.00%	1.40%	33.30%
2018	17	101.31	1,744	0.00%	1.40%	(6.10)%
Columbia Variable Portfolio - Select Large Cap Value Fund
2022	64	28.59	1,840	0.00%	1.40%	(3.22)%
2021	76	29.54	2,246	0.00%	1.40%	24.54%
2020	87	23.72	2,065	0.00%	1.40%	5.60%
2019	94	22.46	2,119	0.00%	1.40%	24.99%
2018	97	17.97	1,740	0.00%	1.40%	(13.45)%
Columbia Variable Portfolio - Select Small Cap Value Fund
2022	35	21.55	760	0.00%	1.40%	(15.89)%
2021	36	25.62	931	0.00%	1.40%	29.13%
2020	40	19.84	790	0.00%	1.40%	7.68%
2019	50	18.43	925	0.00%	1.40%	16.11%
2018	56	15.87	883	0.00%	1.40%	(13.81)%
Columbia Variable Portfolio - Seligman Global Technology Fund
2022	233	136.01	31,666	0.00%	1.40%	(32.67)%
2021	263	202.01	53,191	0.39%	1.40%	37.09%
2020	330	147.36	48,572	0.00%	1.40%	44.16%
2019	362	102.22	37,027	0.00%	1.40%	53.16%
2018	398	66.74	26,574	0.00%	1.40%	(9.44)%
Empower Bond Index Fund
2022	31	9.98	312	1.16%	1.40%	(14.92)%
2021	33	11.73	393	0.80%	1.40%	(3.77)%
2020	36	12.19	441	1.57%	1.40%	5.69%
2019	39	11.53	455	1.02%	1.40%	6.59%
2018	41	10.82	439	1.34%	1.40%	(1.80)%
Empower Government Money Market Fund
2022	355	8.88	3,158	1.00%	1.40%	(0.22)%
2021	376	8.90	3,343	0.01%	1.40%	(1.44)%
2020	432	9.03	3,899	0.28%	1.40%	(1.14)%
2019	401	9.13	3,658	1.74%	1.40%	0.34%
2018	415	9.10	3,776	1.38%	1.40%	(0.02)%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio	Expense Ratio	Total Return

Empower International Growth Fund
2022	11	$15.96	$178	0.00%	1.40%	(31.33)%
2021	15	23.24	339	0.13%	1.40%	4.59%
2020	16	22.22	346	0.00%	1.40%	26.56%
2019	16	17.56	282	0.16%	1.40%	32.21%
2018	14	13.28	189	0.00%	1.40%	(18.04)%

5.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.